UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-4888
Dreyfus Short Intermediate Government Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/29/08

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Short-Intermediate Government Fund
February 29, 2008 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--71.3%	Rate (%)	Date	Amount ($)		Value ($)

U.S. Government Agencies--22.6%
Federal Home Loan Banks,
Bonds	4.55	6/22/10	4,360,000		4,564,584
Federal Home Loan Banks,
Bonds, Ser. 579	4.38	10/3/08	7,000,000		7,067,277
Federal Home Loan Banks,
Bonds	4.48	1/5/09	15,000,000	a	15,024,750
Federal National Mortgage
Association, Notes	4.20	6/8/09	5,800,000		5,940,621
Federal National Mortgage
Association, Notes	5.50	3/15/11	3,380,000		3,632,560
Federal National Mortgage
Association, Notes	6.63	9/15/09	3,250,000		3,463,866
Small Business Administration
Participation, Gov't Gtd.
Ctfs., Ser. 20G	6.85	7/1/17	2,454,690		2,571,794
					42,265,452
U.S. Government Agencies/Mortgage-Backed--33.7%
Federal Home Loan Mortgage Corp,:
3.50%, 9/1/10			297,753		295,407
4.00%, 5/1/08 - 4/1/10			15,746,875		15,709,729
4.50%, 2/1/10 - 9/1/14			3,271,903		3,324,965
5.00%, 5/1/10 - 1/1/11			5,557,482		5,626,617
Structured Pass-Through
Secs., Ser. T-7, Cl. A6,
7.03%, 8/25/28			108,346	a	108,787
Federal National Mortgage Association:
4.00%, 2/1/10 - 10/1/10			3,640,394		3,650,730
4.50%, 11/1/14			1,518,874		1,553,295
5.00%, 12/1/09			1,567,357		1,580,671
5.50%, 9/1/14 - 4/1/16			1,404,370		1,468,105
Whole Loan, Ser. 2001-W2,
Cl. AF6, 6.59%, 10/25/31			2,557,560	a	2,551,657
Whole Loan, Ser. 2001-W1,
Cl. AF6 6.90%, 7/25/31			1,082,982	a	1,080,331
Government National Mortgage Association I:
Ser. 2004-43, Cl. A, 2.82%,
12/16/19			547,863		542,909
Ser. 2004-97, Cl. AB,
3.08%, 4/16/22			641,716		638,041
Ser. 2006-42, Cl. A, 3.30%,
2/16/30			2,410,993		2,398,913
Ser. 2004-77, Cl. A, 3.40%,
3/16/20			625,619		624,055
Ser. 2003-96, Cl. B, 3.61%,
8/16/18			716,126		714,781
Ser. 2005-90, Cl. A, 3.76%,
9/16/28			1,309,938		1,314,107
Ser. 2006-39, Cl. A, 3.77%,
6/16/25			2,170,423		2,177,768
Ser. 2005-34, Cl. A, 3.96%,
9/16/21			936,254		938,541
Ser. 2005-79, Cl. A, 4.00%,
10/16/33			602,093		605,839
Ser. 2005-50, Cl. A, 4.02%,
10/16/26			1,104,947		1,111,241

Ser. 2005-29, Cl. A, 4.02%,
7/16/27	883,735	890,411
Ser. 2005-42, Cl. A, 4.05%,
7/16/20	1,346,348	1,351,907
Ser. 2006-6, Cl. A, 4.05%,
10/16/23	282,649	283,852
Ser. 2004-51, Cl. A, 4.15%,
2/16/18	317,766	319,593
Ser. 2006-30, Cl. A, 4.18%,
4/16/28	1,298,899	1,311,541
Ser. 2006-3, Cl. A, 4.21%,
1/16/28	1,230,806	1,243,069
Ser. 2005-67, Cl. A, 4.22%,
6/16/21	1,136,708	1,140,978
Ser. 2006-5, Cl. A, 4.24%,
7/16/29	1,725,522	1,744,025
Ser. 2005-52, Cl. A, 4.29%,
1/16/30	509,433	514,513
Ser. 2005-59, Cl. A, 4.39%,
5/16/23	419,754	423,868
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	1,039,156	1,050,444
Ser. 2005-87, Cl. A, 4.45%,
3/16/25	756,611	766,702
Ser. 2006-18, Cl. A, 4.97%,
12/16/21	2,761,905	2,804,713
Ser. 2006-32, Cl. A, 5.08%,
1/16/30	892,025	916,456
		62,778,561
U.S. Treasury Notes--15.0%
4.63%, 8/31/11	9,415,000 b	10,229,991
4.88%, 4/30/11	16,220,000 b	17,677,270
		27,907,261
Total Bonds and Notes
(cost $130,844,283)		132,951,274
	Face Amount
	Covered by
Options--.0%	Contracts ($)	Value ($)

Call Options
3-Month Floor USD Libor-BBA
Interest Rate, January
2009@ 2.50	11,300,000	19,377
U.S. Treasury 5-Year Notes,
May 2008@ 113.5	3,400,000	61,625
Total Options
(cost $48,442)		81,002
	Principal
Short-Term Investments--13.9%	Amount ($)	Value ($)

U.S. Government Agencies--13.3%
Federal National Mortgage
Association, Agency Discount Notes, 0.00%, 4/1/08	10,000,000	9,977,008
Federal National Mortgage
Association, Agency Discount Notes, 0.00%, 5/28/08	7,000,000	6,956,367
Federal National Mortgage
Association, Agency Discount Notes, 0.00%, 3/28/08	7,900,000	7,878,729
		24,812,104
U.S. Treasury Bills--.6%
2.90%, 3/27/08	1,073,000 c	1,071,548
Total Short-Term Investments
(cost $25,882,857)		25,883,652

Other Investment--14.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $26,285,000)	26,285,000 [d]	26,285,000

Investment of Cash Collateral for
Securities Loaned--15.4%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $28,603,239)	28,603,239 [d]	28,603,239

Total Investments (cost $211,663,821)	114.7%	213,804,167
Liabilities, Less Cash and Receivables	(14.7%)	(27,357,163)
Net Assets	100.0%	186,447,004

a	Variable rate security--interest rate subject to periodic change.
b	All or a portion of these securities are on loan. At February 29, 2008, the total market value of the fund's securities on loan is $27,907,260 and the total market value of the collateral held by the fund is $28,603,239.
c	All or partially held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
February 29, 2008 (Unaudited)
Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 2/29/2008 ($)

Financial Futures Long
U.S. Treasury 2-Year Notes	168	36,106,875	June 2008	186,375

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 29, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	54,949,864	186,375

Level 2 - Other Significant Observable Inputs	158,854,303	0

Level 3 - Significant Unobservable Inputs	0	0

Total	213,804,167	186,375

* Other financial instruments include futures, forwards and swap contracts.

STATEMENT OF FINANCIAL FUTURES
February 29, 2008 (Unaudited)
Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 2/29/2008 ($)
Financial Futures Long
U.S. Treasury 2-Year Notes	168	36,106,875	June 2008	186,375

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New York Municipal Money Market Fund
By:	/s/ J. David Officer
J. David Officer
President

Date:	April 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 22, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 22, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)